Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	96 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000132104_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000132104_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000132104_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000132104_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000132104_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000132104_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000132104_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000132104_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000132104_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000132104_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000132104_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000132104_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000204996_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000204996_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204996_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000204996_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000204996_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000204996_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000204996_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000204996_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000204996_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000014035_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014035_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014035_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014035_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014035_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014035_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014035_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014035_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014035_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014035_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014035_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014035_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000014036_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014036_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014036_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014036_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014036_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014036_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014036_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014036_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014036_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014036_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014036_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014036_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000014034_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014034_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014034_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014034_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014034_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014034_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014034_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014034_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014034_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014034_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014034_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014034_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000014032_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014032_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014032_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014032_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014032_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014032_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014032_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014032_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014032_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014032_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014032_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014032_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000250211_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000250211_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250211_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,516
C000203455_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Investment Grade Securitized Fund
C000203455_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203455_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,008
C000203455_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,791
C000203455_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,361
C000203455_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,397
C000203455_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,270
C000203455_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,093
C000203455_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,925
C000203455_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized Index
C000203455_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203455_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,016
C000203455_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,745
C000203455_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,241
C000203455_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,237
C000203455_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,145
C000203455_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,947
C000203455_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,698
C000203455_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000203455_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203455_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,014
C000203455_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,033
C000203455_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,747
C000203455_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,737
C000203455_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,386
C000203455_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,262
C000203455_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,010
C000014129_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Mortgage Securities Fund
C000014129_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014129_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,393
C000014129_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,487
C000014129_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,396
C000014129_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,143
C000014129_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,682
C000014129_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,694
C000014129_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,514
C000014129_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,240
C000014129_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,028
C000014129_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,376
C000014129_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014129_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014129_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,393
C000014129_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,477
C000014129_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,421
C000014129_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,157
C000014129_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,664
C000014129_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,643
C000014129_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,510
C000014129_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,290
C000014129_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,058
C000014129_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,429
C000014129_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014129_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014129_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014129_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014129_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014129_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014129_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014129_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014129_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014129_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014129_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014129_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000204997_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000204997_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204997_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,782
C000204997_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,305
C000204997_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,333
C000204997_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,196
C000204997_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,948
C000204997_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,713
C000204997_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,061
C000204997_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Index
C000204997_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204997_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,771
C000204997_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000204997_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,240
C000204997_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,146
C000204997_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,934
C000204997_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,675
C000204997_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,034
C000204997_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000204997_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204997_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000204997_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000204997_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000204997_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000204997_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000204997_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000204997_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000014045_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014045_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000014045_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,934
C000014045_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,989
C000014045_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,876
C000014045_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,548
C000014045_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,011
C000014045_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,991
C000014045_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,839
C000014045_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,558
C000014045_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,249
C000014045_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,534
C000014045_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014045_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014045_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,393
C000014045_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,477
C000014045_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,421
C000014045_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,157
C000014045_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,664
C000014045_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,643
C000014045_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,510
C000014045_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,290
C000014045_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,058
C000014045_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,429
C000014045_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014045_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014045_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014045_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014045_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014045_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014045_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014045_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014045_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014045_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014045_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014045_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000014046_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014046_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014046_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,388
C000014046_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,468
C000014046_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,381
C000014046_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,125
C000014046_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,650
C000014046_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,668
C000014046_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,481
C000014046_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,198
C000014046_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,976
C000014046_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,305
C000014046_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014046_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014046_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,393
C000014046_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,477
C000014046_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,421
C000014046_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,157
C000014046_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,664
C000014046_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,643
C000014046_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,510
C000014046_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,290
C000014046_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,058
C000014046_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,429
C000014046_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014046_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014046_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014046_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014046_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014046_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014046_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014046_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014046_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014046_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014046_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014046_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000014044_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014044_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014044_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,272
C000014044_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,252
C000014044_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,061
C000014044_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,669
C000014044_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,052
C000014044_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,947
C000014044_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,720
C000014044_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,370
C000014044_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,047
C000014044_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,327
C000014044_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014044_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014044_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,393
C000014044_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,477
C000014044_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,421
C000014044_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,157
C000014044_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,664
C000014044_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,643
C000014044_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,510
C000014044_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,290
C000014044_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,058
C000014044_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,429
C000014044_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014044_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014044_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014044_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014044_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014044_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014044_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014044_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014044_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014044_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014044_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014044_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000014042_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014042_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000014042_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,935
C000014042_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,990
C000014042_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,878
C000014042_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,542
C000014042_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,015
C000014042_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,986
C000014042_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,842
C000014042_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,558
C000014042_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,249
C000014042_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,534
C000014042_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. MBS Index
C000014042_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014042_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,393
C000014042_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,477
C000014042_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,421
C000014042_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,157
C000014042_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,664
C000014042_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,643
C000014042_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,510
C000014042_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,290
C000014042_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,058
C000014042_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,429
C000014042_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014042_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014042_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000014042_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000014042_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000014042_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000014042_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000014042_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000014042_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000014042_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000014042_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000014042_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000132104_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Limited Term Bond Fund
C000132104_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132104_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,306
C000132104_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,451
C000132104_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,440
C000132104_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,071
C000132104_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,610
C000132104_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,692
C000132104_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,938
C000132104_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,197
C000132104_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,070
C000132104_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,741
C000132104_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000132104_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132104_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,307
C000132104_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,465
C000132104_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,451
C000132104_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,120
C000132104_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,679
C000132104_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,788
C000132104_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,078
C000132104_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,279
C000132104_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,127
C000132104_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,792
C000132104_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000132104_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000132104_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,238
C000132104_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000132104_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,289
C000132104_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,902
C000132104_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,417
C000132104_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,454
C000132104_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,785
C000132104_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,913
C000132104_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,641
C000132104_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,198
C000204996_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000204996_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204996_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,618
C000204996_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,145
C000204996_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,234
C000204996_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,519
C000204996_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,776
C000204996_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,622
C000204996_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,275
C000204996_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Limited Term Composite Index℠
C000204996_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204996_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,650
C000204996_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,185
C000204996_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,290
C000204996_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,610
C000204996_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,802
C000204996_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,615
C000204996_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,252
C000204996_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000204996_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204996_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,616
C000204996_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,117
C000204996_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,153
C000204996_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,502
C000204996_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,626
C000204996_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,335
C000204996_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,878
C000014035_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014035_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,725
C000014035_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000014035_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,109
C000014035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,058
C000014035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,642
C000014035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,118
C000014035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,162
C000014035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,408
C000014035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000014035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,418
C000014035_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,018
C000014035_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000014035_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014035_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,307
C000014035_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,465
C000014035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,451
C000014035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,120
C000014035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,679
C000014035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,788
C000014035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,078
C000014035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,279
C000014035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,127
C000014035_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,792
C000014035_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014035_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014035_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,238
C000014035_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000014035_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,289
C000014035_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,902
C000014035_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,417
C000014035_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,454
C000014035_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,785
C000014035_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,913
C000014035_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,641
C000014035_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,198
C000014036_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014036_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014036_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,310
C000014036_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,450
C000014036_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,425
C000014036_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,050
C000014036_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,583
C000014036_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,659
C000014036_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,902
C000014036_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,157
C000014036_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,027
C000014036_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,696
C000014036_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000014036_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014036_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,307
C000014036_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,465
C000014036_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,451
C000014036_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,120
C000014036_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,679
C000014036_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,788
C000014036_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,078
C000014036_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,279
C000014036_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,127
C000014036_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,792
C000014036_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014036_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014036_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,238
C000014036_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000014036_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,289
C000014036_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,902
C000014036_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,417
C000014036_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,454
C000014036_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,785
C000014036_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,913
C000014036_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,641
C000014036_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,198
C000014034_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014034_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014034_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,205
C000014034_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,237
C000014034_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,107
C000014034_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,612
C000014034_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,001
C000014034_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,959
C000014034_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,138
C000014034_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,267
C000014034_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,035
C000014034_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,615
C000014034_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000014034_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014034_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,307
C000014034_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,465
C000014034_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,451
C000014034_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,120
C000014034_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,679
C000014034_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,788
C000014034_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,078
C000014034_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,279
C000014034_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,127
C000014034_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,792
C000014034_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014034_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014034_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,238
C000014034_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000014034_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,289
C000014034_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,902
C000014034_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,417
C000014034_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,454
C000014034_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,785
C000014034_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,913
C000014034_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,641
C000014034_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,198
C000014032_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014032_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,725
C000014032_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,992
C000014032_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,111
C000014032_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,060
C000014032_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,636
C000014032_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,122
C000014032_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,166
C000014032_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,413
C000014032_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,627
C000014032_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,423
C000014032_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,022
C000014032_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Limited Term Composite Index℠
C000014032_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014032_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,307
C000014032_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,465
C000014032_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,451
C000014032_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,120
C000014032_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,679
C000014032_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,788
C000014032_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,078
C000014032_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,279
C000014032_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,127
C000014032_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,792
C000014032_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014032_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014032_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,238
C000014032_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000014032_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,289
C000014032_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,902
C000014032_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,417
C000014032_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,454
C000014032_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,785
C000014032_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,913
C000014032_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,641
C000014032_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,198
C000250211_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Limited Term Securitized Completion Fund
C000250211_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250211_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,317
C000250211_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Limited Term Securitized Completion Fund Composite Blended Index
C000250211_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250211_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,316
C000250211_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Fixed Rate Asset-Backed Securities Index
C000250211_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250211_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,317